Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		20 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Revenue
Net sales	$ 4,472	$ 0	$ 0	$ 0	$ 0
Cost of goods sold	3,619	0	0	0	0
Gross margin	853	0	0	0	0
Expenses
Officer compensation	2,569,697	0	500,000	0	500,000
Sales and marketing	910	0	0	0	0
Professional fees	86,571	0	44,426	5,650	50,076
Other general and adminstrative	11,725	0	4,793	2,255	7,048
Total operating expenses	2,668,903	0	549,219	7,905	557,124
Loss from operations	(2,668,050)	0	(549,219)	(7,905)	(557,124)
Net loss	$ (2,668,050)	$ 0	$ (549,219)	$ (7,905)	$ (557,124)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.04)	$ 0	$ (0.04)	$ 0	$ 0
Weighted average shares outstanding (in Shares)	70,190,278	15,000,000	15,684,932	15,000,000